AUTHORISED AND ISSUED SHARE CAPITAL - Summary of Authorized and Issued Share Capital (Details) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2025 GBP (£) shares £ / shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares
Disclosure of classes of share capital [line items]
Issued and fully paid capital, Beginning balance		£ 109
Cancellation of treasury shares	[1]		£ 0
Issued and fully paid capital, Ending balance		£ 109	£ 109
Ordinary shares
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised (in shares) | shares		1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Nominal value of authorised shares		£ 175	£ 175	£ 175	£ 175
Number of shares issued and fully paid, Beginning balance (in shares) | shares		1,091,394,251	1,141,513,196	1,141,427,296
Exercise of share options (in shares) | shares		0	248,625	85,900
Share cancellations (in shares) | shares		0	(50,367,570)
Number of shares issued and fully paid, Ending balance (in shares) | shares		1,091,394,251	1,091,394,251	1,141,513,196
Issued and fully paid capital, Beginning balance		£ 109	£ 114	£ 114
Exercise of share options		0	0	0
Cancellation of treasury shares		0	(5)
Issued and fully paid capital, Ending balance		£ 109	£ 109	£ 114
Par value per share (in pound sterling per share) | £ / shares		£ 0.10

[1]	4In December 2024, WPP cancelled 50,367,570 treasury shares